Run-Off Lines (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Favorable Loss Reserve Development On Prior Accident Years [Line Items]
Net unfavorable loss reserve developed on prior accident years	$ 7.9
Asbestos losses	8.2
Environmental losses	3.5
Net favorable loss reserve developed on prior accident years		1.9	1.6
PXRE Claims [Member]
Net Favorable Loss Reserve Development On Prior Accident Years [Line Items]
Unfavorable loss reserve developed	4.6
Favorable loss reserve developed		2.6	7.6
Asbestos And Environmental Liability Reserves [Member]
Net Favorable Loss Reserve Development On Prior Accident Years [Line Items]
Unfavorable loss reserve developed	11.7	9.5	6.5
Unwinding Of The Workers Compensation Reserve Discount [Member]
Net Favorable Loss Reserve Development On Prior Accident Years [Line Items]
Unfavorable loss reserve developed	1.0	1.0	3.0
Risk Management Run-Off Reserves [Member]
Net Favorable Loss Reserve Development On Prior Accident Years [Line Items]
Favorable loss reserve developed		9.0
Unallocated Loss Adjustment Reserves [Member]
Net Favorable Loss Reserve Development On Prior Accident Years [Line Items]
Favorable loss reserve developed		0.8
PXRE's 2005 Hurricane Losses [Member]
Net Favorable Loss Reserve Development On Prior Accident Years [Line Items]
Favorable loss reserve developed			$ 3.2